Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
NovaTide Flexible Allocation ETF
Shareholder Report [Line Items]
Fund Name	NovaTide Flexible Allocation ETF
Class Name	NovaTide Flexible Allocation ETF
Trading Symbol	NMBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NovaTide Flexible Allocation ETF (the "Fund") for the period October 30, 2025 (the Fund's "Inception") to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.novatideetfs.com. You can also request this information by contacting us at (844) 679-9922 or by writing to NovaTide Flexible Allocation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 679-9922
Additional Information Website	www.novatideetfs.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NovaTide Flexible Allocation ETF	$51	0.59%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.59% [1]
Factors Affecting Performance [Text Block]

Fund Performance

From inception on October 30, 2025, through August 31, 2026, the NovaTide Flexible Allocation ETF returned 7.25% at net asset value, compared with 8.57% for its Global 60/40 benchmark. Global equities advanced 14.56%, supported by resilient corporate earnings and continued investment in artificial intelligence, while global bonds declined 0.39% amid persistent inflation and uncertainty surrounding monetary policy. The blended benchmark consists of 60% MSCI ACWI Index and 40% Bloomberg Global Aggregate Bond Index.

Performance varied considerably throughout the period as market leadership shifted across asset classes. The Fund benefited from its diversified equity and credit exposures, although weakness in certain real-asset and alternative investments weighed on relative returns. The Fund's flexible allocation approach allowed for adjustments across asset classes as market conditions and investment opportunities evolved.

Factors Influencing Performance

Market conditions were characterized by changing expectations for economic growth, inflation and interest rates. Higher energy prices following the escalation of the U.S.–Iran conflict contributed to inflationary pressures and reduced expectations for Federal Reserve rate cuts. Equity markets experienced periods of volatility, particularly in technology, before recovering as market participation broadened beyond large-cap growth companies.

Within equities, Brazilian stocks, quality small-cap companies and energy-related investments supported performance early in 2026. Brazilian equities benefited from attractive starting valuations and commodity-linked earnings, while energy and materials exposures gained from higher commodity prices. Technology, biotechnology and power infrastructure investments contributed during the subsequent equity recovery, supported by continued artificial intelligence investment, improving market breadth and demand for electricity infrastructure.

Fixed income provided a relatively stable source of returns. The Fund maintained an emphasis on shorter-duration, higher-yielding credit investments rather than longer-duration government bonds, reflecting concerns about persistent inflation and interest-rate volatility. Select credit investments, including business development companies trading at discounts to net asset value, experienced periods of weakness before recovering as market sentiment improved.

Real-asset and alternative allocations produced mixed results. These investments supported relative performance during the first-quarter equity selloff but became a headwind during the second-quarter rally. Declines in precious metals, physical uranium and discounted real estate investments weighed on returns, partly offset by fixed income performance ahead of the global bond benchmark during the second quarter.

Throughout the period, the Fund actively adjusted its allocations in response to changing market conditions. Portfolio changes included increasing U.S. equity exposure, broadening technology holdings and reducing selected international equity and commodity allocations. The Fund continued to emphasize diversification across differentiated sources of return, with a preference for quality equities, shorter-duration fixed income and investments offering attractive valuations or structural discounts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception
NovaTide Flexible Allocation ETF	7.25%
S&P 500® Total Return Index	13.79%
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index	9.30%

Performance Inception Date	Oct. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.novatideetfs.com for more recent performance information.
Net Assets	$ 24,621,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 90,323
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$24,621
Number of Holdings	40
Total Advisory Fee	$90,323
Portfolio Turnover Rate	105%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Security Type (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
PGIM Short Duration Multi-Sector Bond ETF	12.8%
Applied Finance Valuation ETF	9.5%
Alps Smith Core Plus Bond ETF	7.6%
DoubleLine Commercial Real Estate Debt ETF	4.0%
Distillate Small/Mid Cash Flow ETF	3.9%
Invesco S&P 500 Equal Weight Technology ETF	3.7%
F/m Emerald Life Sciences Innovation ETF	3.6%
Tema Electrification ETF	3.1%
Schwab U.S. TIPS ETF	2.8%
VanEck Onchain Economy ETF	2.7%

[1]	Costs paid as a percentage of investment are annualized.